Regulatory Assets and Liabilities - Narrative Assets (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Regulatory Assets [Line Items]
Regulatory asset, amortization period	1 year
Current regulatory assets		CAD 246		CAD 313
Regulatory assets		2,532		2,933
Deferred income taxes (i)
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		351		596
Regulatory assets		936		1,260
Employee future benefits (ii)
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		367		346
Regulatory assets		627		576
Rate stabilization accounts (iii)
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		44		139
Current regulatory assets		49		135
Regulatory assets		119		183
Rate stabilization accounts (iii) | ITC
Regulatory Assets [Line Items]
Approved cost-based formula (years)	1 year
Regulatory asset, amortization period	2 years
Regional cost allocation recovery for refunds | $			$ 29
Deferred energy management costs (iv)
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		25		42
Regulatory assets		145		178
Deferred energy management costs (iv) | Minimum
Regulatory Assets [Line Items]
Regulatory asset, amortization period	1 year
Deferred energy management costs (iv) | Maximum
Regulatory Assets [Line Items]
Regulatory asset, amortization period	10 years
Deferred lease costs (vi)
Regulatory Assets [Line Items]
Regulatory assets		90		97
Deferred lease costs (vi) | FortisBC Electric
Regulatory Assets [Line Items]
Interest expense related to capital lease obligations	CAD 31	30
Depreciation expense related to assets under capital lease	6	6
Capital lease costs recognized in energy supply costs and operating expenses	7	7
Deferred lease costs (vi) | FortisBC Electric | Energy supply costs
Regulatory Assets [Line Items]
Capital lease costs recognized in energy supply costs and operating expenses	27	26
Deferred lease costs (vi) | FortisBC Electric | Operating expenses
Regulatory Assets [Line Items]
Capital lease costs recognized in energy supply costs and operating expenses	CAD 3	3
Natural gas for transportation incentives (viii)
Regulatory Assets [Line Items]
Regulatory asset, amortization period	10 years
Regulatory assets		25		40
Natural gas for transportation incentives (viii) | FortisBC Energy
Regulatory Assets [Line Items]
Regulatory asset, amortization period	10 years
Derivative instruments (ix)
Regulatory Assets [Line Items]
Regulatory assets		74		19
Derivative instruments (ix) | UNS Energy and Central Hudson
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		57		6
Other regulatory assets, individually less than
Regulatory Assets [Line Items]
Regulatory assets				40
Approved to be recovered from customers in future rates
Regulatory Assets [Line Items]
Regulatory assets		265		296
Other
Regulatory Assets [Line Items]
Regulatory assets		329		395
Other regulatory assets not subject to regulatory return
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		CAD 168		CAD 217